FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

21.FINANCIAL INSTRUMENTS

(a)	Fair value hierarchy

To provide an indication of the reliability of the inputs used in determining fair value, we classify our financial instruments into the three levels prescribed by the accounting standards.

Level 1The fair value of financial instruments traded in active markets (such as publicly traded equity securities) is based on quoted (unadjusted) market prices as at the reporting date.  The quoted market price used for financial assets held by the Company is the closing trading price on the reporting date.  Such instruments are included in Level 1.

Level 2The fair value of financial instruments that are not traded in an active market is determined using valuation techniques.  These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates.  If all significant inputs required to fair value an instrument are observable, we include that instrument in Level 2.

Level 3If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.  We have no financial assets or liabilities included in Level 3 of the hierarchy.

At December 31, 2020, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
			Quoted
			prices in			Approximate
			active	Significant		fair value
			market for	other	Significant	due to short
			identical	observable	unobservable	term nature
			assets	inputs	inputs	of the	Total
	Classification	Carrying value	(Level 1)	(Level 2)	(Level 3)	instrument	Fair Value
Financial assets
Cash and cash equivalents	FVTPL	$72,180	$72,180	$—	$—	$—	$72,180
Accounts receivable	Amortized cost	39	25	—	—	14	39
Restricted funds	Amortized cost	2,783	—	2,783	—	—	2,783
		$75,002	72,205	$2,783	$—	$14	$75,002

Financial liabilities
Trade payables	Amortized cost	$2,583	$—	$—	$—	$2,583	$2,583
Lease obligation	Amortized cost	274	—	274	—	—	274
Camino Rojo project loan	Amortized cost	60,696	—	66,443	—	—	66,443
Newmont loan	Amortized cost	9,440	—	9,875	—	—	9,875
		$72,993	$—	$76,592	$—	$2,583	$79,175

The fair value of the Camino project loan at December 31, 2020 was estimated at $66.4 million (December 31, 2019 – $16.1 million) using a discount rate of 10.8% (December 31, 2019 – 10.6)%.  The fair value of the Newmont loan at December 31, 2020 was estimated at $9.9 million using an exchange rate of 19.95 MXN/USD and a discount rate of  10.5%.

At December 31, 2019, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
			Quoted
			prices in			Approximate
			active	Significant		fair value
			market for	other	Significant	due to short
			identical	observable	unobservable	term nature
			assets	inputs	inputs	of the
	Classification	Carrying value	(Level 1)	(Level 2)	(Level 3)	instrument	Fair value
Financial assets
Cash and cash equivalents	FVTPL	$23,106	$23,106	$—	$—	$—	$23,106
Accounts receivable	Amortized cost	18	—	—	—	18	18
Restricted funds	Amortized cost	509	—	509	—	—	509
		$23,633	23,106	$509	$—	$18	$23,633

Financial liabilities
Trade payables	Amortized cost	$779	$—	$—	$—	$779	$779
Lease obligation	Amortized cost	67	—	—	—	67	67
Camino Rojo project loan	Amortized cost	12,961	—	16,113	—	—	16,113
Newmont loan	Amortized cost	9,647	—	9,647	—	—	9,647
		$23,454	$—	$25,760	$—	$846	$26,606

Our policy is to determine whether transfers have occurred between levels in the hierarchy by re-assessing categorization at the end of the reporting period.

(b)	Financial Risk Management
(i)	Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to financial instruments fails to meet its contractual obligations.  The Company’s exposure to credit risk is limited to cash and environmental bonding.

Our cash is held at large Canadian financial institutions in interest bearing accounts.  Our reclamation deposits are held with large banks in the countries where they have been lodged.  We believe that the credit risk related to our cash and reclamation deposits is negligible.

The Company’s maximum exposure to credit risk is the carrying value of cash and restricted funds.

(ii)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities.

At December 31, 2020, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade payables	$2,583	$—	$—	$—	$2,583
Lease obligation	32	117	145	—	294
Camino Rojo project loan	1,650	4,950	13,200	81,050	100,850
Newmont loan	—	—	11,002	—	11,002
	$4,265	$5,067	$24,347	$81,050	$114,729

At December 31, 2019, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade payables	$779	$—	$—	$—	$779
Lease obligation	8	24	44	—	76
Camino Rojo project loan	—	—	—	25,000	25,000
Newmont loan	—	—	11,588	—	11,588
	$787	$24	$11,632	$25,000	$37,443

We manage liquidity by anticipating and maintaining adequate cash balances to meet liabilities as they become due.  We review cash forecasts on a regular basis to determine whether the Company will have sufficient cash to meet future working capital needs.

(iii)	Market risk

Market risk is the risk that the fair value of the Company’s financial instruments will fluctuate due to changes in market prices.  The significant market risks to which the Company’s financial instruments are exposed are currency risk and interest rate risk.

(A)	Currency risk

The Company is exposed to currency risk to the extent that monetary assets and liabilities held by the Company are not denominated in United States dollars.  We have not entered into any foreign currency contracts or similar arrangements to mitigate this risk.

Our financial instruments are held in Canadian dollars (“CAD”), US dollars (“USD”), and Mexican pesos (“MXN”).  As such, our Canadian- and Mexican-currency accounts and balances are subject to fluctuation against the US dollar.  Our financial instruments were denominated in the following currencies as at December 31, 2020:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$11,752	$62,809	$2,804
Accounts receivable	32	4	245
Restricted funds	86	473	44,726
Trade payables	(73)	(2,074)	(9,022)
Lease obligations	(194)	—	(2,471)
Camino Rojo project loan	—	(60,696)	—
Newmont loan	—	—	(188,319)
Total foreign currency	11,603	516	(152,037)
Exchange rate	1.2732	1.0000	19.9487
Equivalent US dollars	$9,113	$516	$(7,621)

Our financial instruments were denominated in the following currencies as at December 31, 2019:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$1,248	$22,068	$1,426
Accounts receivable	—	2	317
Restricted funds	69	456	—
Trade payables	(448)	(15)	(2,493)
Lease obligations	(88)	—	—
Camino Rojo project loan	—	(12,961)	—
Newmont loan	—	—	(182,700)
Total foreign currency	781	9,550	(183,450)
Exchange rate	1.2988	1.0000	18.9394
Equivalent US dollars	$601	$9,550	$(9,686)

Based on the above net exposures as at December 31, 2020, and assuming that all other variables remain constant:

•	a 10% appreciation of the US dollar against the Canadian dollar would decrease loss by $828,220 and
•	a 10% appreciation of the Mexican peso against the Canadian dollar would increase loss by $692,460

(B)Interest rate risk

Interest rate risk is the risk that the fair value or the future cash flows of a financial instrument will fluctuate because of changes in market interest rates.  Our cash and our reclamation deposits are held mainly in saving accounts and term deposits and therefore there is currently minimal interest rate risk.  Because of the short-term nature of these financial instruments, fluctuations in market rates do not have a significant impact on estimated fair values compared to carrying value.

The Company’s interest rate risk arises principally from the changes in interest rates related to term deposits where our cash and reclamation deposits are held, as the Camino Rojo project loan has a fixed interest rate of 8.80% and the Newmont loan bears no interest.

A one percent increase in interest rates would result in a decrease of approximately $427,000  (December 31, 2019 - $57,400) to the Company’s loss for the year ended December 31, 2020.